Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

Note 5 – Income Taxes

Income tax expense and the effective tax rate were as follows:

	For the Three Months Ended
	March 31,
(in thousands)	2024	2023

Income tax benefit	$-	$1,047,051
Effective tax rate	0.00%	22.81%

The tax provisions for the three months ended March 31, 2024 and 2023 were computed using the estimated effective tax rates applicable to the taxable jurisdictions for the full year. The Company’s tax rate is subject to management’s quarterly review and revision, as necessary. The Company’s effective tax rate was 0.00% and 22.81% for the three months ended March 31, 2024 and 2023. The decrease in the quarterly rates is primarily the result of the Company recording a full valuation allowance during the three months ended March 31, 2024 due to the reversal of a significant deferred tax liability that existed as of March 31, 2023.

Note 7 – Income Taxes

The Company is subject to United States federal and state income taxes.

The provision for income taxes consists of the following (benefits) provisions:

	Successor		Predecessor
		For the Period	For the Period
	For the Year	December 13	January 1
	Ended	Through	Through
	December 31,	December 31,	December 12,
	2023	2022	2022
Current tax benefit:
Federal	$-	$-	$-
State	23,240	-	-
	23,240	-	-

Deferred tax benefit:
Federal	(19,104,800)	(151,625)	(2,191,344)
State	(4,468,170)	(34,844)	(482,283)
	(23,572,970)	(186,469)	(2,673,627)
Change in valuation allowance	14,093,900	(558,581)	2,673,627
Provision for income taxes	$(9,455,830)	$(745,050)	$-

ZYVERSA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

The provision for income taxes differs from the Federal statutory rate as follows:

	Successor		Predecessor
		For the Period	For the Period
	For the Year	December 13	January 1
	Ended	Through	Through
	December 31,	December 31,	December 12,
	2023	2022	2022
Federal statutory rate	21.0%	21.0%	21.0%
State tax rate, net of federal benefit	3.8%	3.6%	3.6%
Permanent items	(2.8)%	(1.9%)	(5.4)%
Nondeductible basis difference	0.0%	0.0%	0.0%
Effect of change in state rate	(0.1)%	0.0%	(0.1)%
Prior period adjustments and other	0.0%	0.0%	(0.1)%
Change in valuation allowance	(13.1)%	68.1%	(19.0)%
Effective income tax rate	8.8%	90.8%	0.0%

Deferred tax assets and liabilities consist of the following:

	Successor		Predecessor
	December 31,
	2023	2022	December 12, 2022

Net operating loss carryforwards	$9,974,075	$6,671,907	$6,639,882
Stock-based compensation expense	3,258,463	2,936,945	4,084,595
Capitalized research and development costs	2,182,104	2,421,390	2,362,939
Capitalized start-up costs	1,033,504	1,121,802	565,530
Capitalized licensing costs	647,489	687,926	689,820
Capitalized patents	351,721	288,123	273,682
Warrants	134,341	133,203	238,768
Accrued payroll	299,487	71,830	-
Contributions carryforward	2,857	2,833	2,833
Operating lease liability	2,151	26,794	-
Deferred tax assets	17,886,192	14,362,753	14,858,049
Valuation allowance	(14,093,900)	-	(14,853,648)
	3,792,292	14,362,753	4,401

Operating lease right-of-use asset	(1,948)	(24,236)	-
In-process research and development	(4,633,535)	(24,658,231)	-
Fixed assets	(1,723)	(4,270)	(4,401)
Deferred tax liabilities	(4,637,206)	(24,686,737)	(4,401)

Deferred tax assets, net	$(844,914)	$(10,323,984)	$-

On December 31, 2023 and 2022, the Successor had approximately $40,807,990 and $27,515,427 Federal net operating loss (“NOL”) carryforwards, respectively, and $32,322,138 and 20,567,703 of State NOLs, respectively. On December 12, 2022, the Predecessor had approximately $27,385,445 Federal net operating loss (“NOL”) carryforwards and $20,458,902 of State NOLs that may be available to offset future Federal and State taxable income. Such NOL carryforwards do not expire. However, their use to offset future taxable income may be subject to limitations under Section 382 of the Internal Revenue Code and similar state statutes as a result of ownership changes.

The Company has assessed the likelihood that deferred tax assets will be realized and considers all available positive and negative evidence, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. A valuation allowance is established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be realized. After the performance of such a review as of December 12, 2022, management believed that uncertainty existed with respect to future realization of the Predecessor deferred tax assets and therefore, established a full valuation allowance as of that date. Thus, the Predecessor recorded an increase in the valuation allowance of $2,673,627 in connection with the tax provision for the period from January 1, 2022 through December 12, 2022.

ZYVERSA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

As a result of the December 12, 2022 Business Combination and the availability of new deferred tax liabilities (a) the Predecessor released its $14,853,648 valuation allowance as part of the acquisition accounting. During the 2022 Successor period, the New Parent released its $558,581 valuation allowance as an income tax benefit, separate from the Business Combination.

However, due to the impairment of the IPR&D and the corresponding reduction in the related deferred tax liabilities during the year ended December 31, 2023, the Company established a $14,093,900 valuation allowance as of December 31, 2023.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements as of December 31, 2023 and 2022. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.

No tax audits were commenced or were in process during the years ended December 31, 2023 and 2022 and no tax related interest or penalties were incurred during those years. The Company’s tax returns beginning with the year ended December 31, 2020 remain subject to examination.